Capitalized Commission Assets (Tables)	12 Months Ended
Feb. 28, 2022
Capitalized Commission Assets [Abstract]
Schedule of capitalized commission assets
	As of February 28
Figures in Rand thousands	2022	2021

Cost	413,240	346,861
Accumulated amortization	(181,703)	(145,786)
Carrying value	231,537	201,075

Schedule of reconciliation of the carrying value of capitalized sales commissions
	As of February 28
Figures in Rand thousands	2022	2021

At March 1	201,075	144,549
Additions	112,639	95,999
Amortization	(64,566)	(46,957)
Write off	(15,301)	–
Translation adjustments	(2,310)	7,484
At February 28	231,537	201,075